Vessels, Net - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Vessels, Net
Depreciation charge for the year	$ 40,337,658	$ 37,932,391	$ 38,666,266
VLCC vessels
Vessels, Net
Transfers from Vessels under construction		$ 196,700,000
Dry-docking and special survey costs - Kimolos
Vessels, Net
Dry-dock cost	1,900,000
Dry-docking and special survey costs - Folegandros
Vessels, Net
Dry-dock cost	$ 2,000,000.0